other comprehensive income (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Items that may subsequently be reclassified to income
Accumulated change in unrealized fair value of derivatives designated as cash flow hedge balance beginning	$ (46)	$ 65
Changes in unrealized fair value of derivatives designated as cash flow hedges total, before tax	152	(127)
Income tax relating to changes in unrealized fair value of derivatives designated as cash flow hedges total	28	(16)
Changes in unrealized fair value of derivatives designated as cash flow hedges total, net	124	(111)
Accumulated change in unrealized fair value of derivatives designated as cash flow hedge balance ending	78	(46)
Accumulated foreign currency translation balance beginning	155	42
Cumulative foreign currency translation adjustment, before tax	(130)	113
Cumulative foreign currency translation adjustment, net	(130)	113
Accumulated foreign currency translation balance ending	25	155
Accumulated other comprehensive income balance beginning	135	119
Accumulated other comprehensive income excluding employee defined benefit plan re-measurements, before tax	88	3
Income tax relating to accumulated other comprehensive income	37	(13)
Accumulated other comprehensive income excluding employee defined benefit plan re-measurements, net	51	16
Accumulated other comprehensive income balance ending	186	135
Item never reclassified to income
Accumulated available-for-sale financial assets balance beginning	26	12
Change in unrealized fair value of available-for-sale financial assets, before tax	66	17
Income tax related to change in unrealized fair value of available-for-sale financial assets	9	3
Change in measurement of investment financial assets	57	14
Accumulated available-for-sale financial assets balance ending	83	26
Employee defined benefit plans re-measurements, before tax	809	(421)
Income tax relating to employee defined benefit plan re-measurements	209	(109)
Employee defined benefit plans re-measurements, net	600	(312)
Other comp. income, before tax	897	(418)
Aggregated income tax relating to components of other comprehensive income	246	(122)
Total	651	(296)
Attributable to:
Accumulated other comprehensive income	186	135
Currency risk
Items that may subsequently be reclassified to income
Changes in unrealized fair value of derivatives designated as cash flow hedges gains (losses) arising, before tax	73	(117)
Income tax relating to changes in unrealized fair value of derivatives designated as cash flow hedges gains (losses) arising	9	(5)
Changes in unrealized fair value of derivatives designated as cash flow hedges gains (losses) transferred to net income, before tax	(75)	3
Income tax relating to change in unrealized fair value of derivatives designated as cash flow hedges (gains) losses transferred to net income	18	(9)
Accumulated change in unrealized fair value of derivatives designated as cash flow hedge balance beginning	(40)	66
Changes in unrealized fair value of derivatives designated as cash flow hedges total, before tax	148	(120)
Income tax relating to changes in unrealized fair value of derivatives designated as cash flow hedges total	27	(14)
Changes in unrealized fair value of derivatives designated as cash flow hedges total, net	121	(106)
Accumulated change in unrealized fair value of derivatives designated as cash flow hedge balance ending	81	(40)
Other market risk
Items that may subsequently be reclassified to income
Changes in unrealized fair value of derivatives designated as cash flow hedges gains (losses) arising, before tax		(6)
Income tax relating to changes in unrealized fair value of derivatives designated as cash flow hedges gains (losses) arising		(2)
Changes in unrealized fair value of derivatives designated as cash flow hedges gains (losses) transferred to net income, before tax	(4)	1
Income tax relating to change in unrealized fair value of derivatives designated as cash flow hedges (gains) losses transferred to net income	1
Accumulated change in unrealized fair value of derivatives designated as cash flow hedge balance beginning	(6)	(1)
Changes in unrealized fair value of derivatives designated as cash flow hedges total, before tax	4	(7)
Income tax relating to changes in unrealized fair value of derivatives designated as cash flow hedges total	1	(2)
Changes in unrealized fair value of derivatives designated as cash flow hedges total, net	3	(5)
Accumulated change in unrealized fair value of derivatives designated as cash flow hedge balance ending	(3)	(6)
Common equity
Items that may subsequently be reclassified to income
Accumulated other comprehensive income balance ending	203
Item never reclassified to income
Total	686	(314)
Attributable to:
Accumulated other comprehensive income	203
Non-controlling interests
Items that may subsequently be reclassified to income
Accumulated other comprehensive income balance ending	(17)
Item never reclassified to income
Total	(35)	$ 18
Attributable to:
Accumulated other comprehensive income	$ (17)